CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Loss Income
Net (loss) income	$ 142,912	$ (31,826)	$ (11,520)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustment	(11,478)	(6,874)	7,582
Comprehensive (loss) income	131,434	(38,700)	(3,938)
Less: comprehensive loss attributable to non-controlling interest	(7,326)	(6,591)	(593)
Comprehensive (loss) income attributable to AirMedia Group Inc.'s shareholders	$ 138,760	$ (32,109)	$ (3,345)